STOCK-BASED COMPENSATION - SCHEDULE OF INFORMATION FOR STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options Outstanding
Options outstanding (in shares) | shares	8,058
Weighted-average remaining contractual life (in years)	6 years 8 months 12 days
Weighted-average exercise price (in usd per share)	$ 52.41
Options Exercisable
Options exercisable (in shares) | shares	4,170
Weighted-average remaining contractual life (in years)	4 years 10 months 24 days
Weighted-average exercise price (in usd per share)	$ 44.91
$10.01 to $20.00
Options Outstanding
Options outstanding (in shares) | shares	404
Weighted-average remaining contractual life (in years)	2 years 7 months 6 days
Weighted-average exercise price (in usd per share)	$ 18.02
Options Exercisable
Options exercisable (in shares) | shares	404
Weighted-average remaining contractual life (in years)	2 years 7 months 6 days
Weighted-average exercise price (in usd per share)	$ 18.02
Exercise price range, lower limit (in usd per share)	10.01
Exercise price range, upper limit (in usd per share)	$ 20
$20.01 to $30.00
Options Outstanding
Options outstanding (in shares) | shares	238
Weighted-average remaining contractual life (in years)	2 years 3 months 18 days
Weighted-average exercise price (in usd per share)	$ 20.97
Options Exercisable
Options exercisable (in shares) | shares	238
Weighted-average remaining contractual life (in years)	2 years 3 months 18 days
Weighted-average exercise price (in usd per share)	$ 20.97
Exercise price range, lower limit (in usd per share)	20.01
Exercise price range, upper limit (in usd per share)	$ 30
$30.01 to $40.00
Options Outstanding
Options outstanding (in shares) | shares	913
Weighted-average remaining contractual life (in years)	4 years 1 month 6 days
Weighted-average exercise price (in usd per share)	$ 31.61
Options Exercisable
Options exercisable (in shares) | shares	913
Weighted-average remaining contractual life (in years)	4 years 1 month 6 days
Weighted-average exercise price (in usd per share)	$ 31.61
Exercise price range, lower limit (in usd per share)	30.01
Exercise price range, upper limit (in usd per share)	$ 40
$40.01 to $50.00
Options Outstanding
Options outstanding (in shares) | shares	2,727
Weighted-average remaining contractual life (in years)	7 years 1 month 6 days
Weighted-average exercise price (in usd per share)	$ 44.31
Options Exercisable
Options exercisable (in shares) | shares	1,389
Weighted-average remaining contractual life (in years)	5 years 1 month 6 days
Weighted-average exercise price (in usd per share)	$ 46.35
Exercise price range, lower limit (in usd per share)	40.01
Exercise price range, upper limit (in usd per share)	$ 50
$50.01 to $60.00
Options Outstanding
Options outstanding (in shares) | shares	464
Weighted-average remaining contractual life (in years)	5 years 8 months 12 days
Weighted-average exercise price (in usd per share)	$ 58.30
Options Exercisable
Options exercisable (in shares) | shares	333
Weighted-average remaining contractual life (in years)	4 years 3 months 18 days
Weighted-average exercise price (in usd per share)	$ 58.80
Exercise price range, lower limit (in usd per share)	50.01
Exercise price range, upper limit (in usd per share)	$ 60.00
$60.01 to $70.00
Options Outstanding
Options outstanding (in shares) | shares	1,850
Weighted-average remaining contractual life (in years)	8 years
Weighted-average exercise price (in usd per share)	$ 64.70
Options Exercisable
Options exercisable (in shares) | shares	540
Weighted-average remaining contractual life (in years)	7 years 2 months 12 days
Weighted-average exercise price (in usd per share)	$ 64.72
Exercise price range, lower limit (in usd per share)	60.01
Exercise price range, upper limit (in usd per share)	$ 70.00
$70.01 to $80.00
Options Outstanding
Options outstanding (in shares) | shares	962
Weighted-average remaining contractual life (in years)	8 years 2 months 12 days
Weighted-average exercise price (in usd per share)	$ 74.23
Options Exercisable
Options exercisable (in shares) | shares	228
Weighted-average remaining contractual life (in years)	7 years 9 months 18 days
Weighted-average exercise price (in usd per share)	$ 73.20
Exercise price range, lower limit (in usd per share)	70.01
Exercise price range, upper limit (in usd per share)	$ 80.00
$80.01 to $90.00
Options Outstanding
Options outstanding (in shares) | shares	500
Weighted-average remaining contractual life (in years)	8 years 3 months 18 days
Weighted-average exercise price (in usd per share)	$ 84.31
Options Exercisable
Options exercisable (in shares) | shares	125
Weighted-average remaining contractual life (in years)	8 years 3 months 18 days
Weighted-average exercise price (in usd per share)	$ 84.31
Exercise price range, lower limit (in usd per share)	80.01
Exercise price range, upper limit (in usd per share)	$ 90.00